Post Employment Benefits - Summary of Re-measurements Included in Other Comprehensive Loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [abstract]
Effect of changes in actuarial assumptions	€ 187	€ 222	€ (58)
Effect of experience adjustments	24	70	(3)
(Gain)/Loss on assets for the year	(14)	8	(9)
Remeasurement of post-employment benefit obligations	€ 212	€ 292	€ (70)